ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 110,093	$ 254,447
Accrued expenses	191,759	191,780
Other payables, non-trade vendors	186,453	41,511
Others	21,392	6,836
Accrued expenses and other current liabilities	$ 509,697	$ 494,574